Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
PGIM Jennison Natural Resources Fund - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Average Annual Return, Percent	15.95%	19.72%	7.87%
PGIM Jennison Natural Resources Fund - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Average Annual Return, Percent	20.76%	20.19%	7.72%
PGIM Jennison Natural Resources Fund - CLASS R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	22.39%	20.78%	8.23%
PGIM Jennison Natural Resources Fund - CLASS Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	23.14%	21.51%	8.87%
PGIM Jennison Natural Resources Fund - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	23.25%	21.63%	8.99%
Without Sales Load [Member] | PGIM Jennison Natural Resources Fund - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A without sales charges
Average Annual Return, Percent	22.70%	21.08%	8.48%
Without Sales Load [Member] | PGIM Jennison Natural Resources Fund - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C without sales charges
Average Annual Return, Percent	21.76%	20.19%	7.72%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%	14.64%
Lipper Global Natural Resources Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Global Natural Resources Index
Average Annual Return, Percent	22.39%	21.34%	8.88%
MSCI World Index (ND) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (ND)
Average Annual Return, Percent	22.02%	15.58%	11.79%